Iman Fund
Schedule of Investments
February 28, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Agriculture, Construction, and Mining Machinery Manufacturing - 0.4%
Toro Co.	10,900	$874,289

Apparel Accessories and Other Apparel Manufacturing - 0.2%
Deckers Outdoor Corp. (a)	2,910	405,538

Architectural, Engineering, and Related Services - 1.1%
Exponent, Inc.	12,800	1,083,648
Simpson Manufacturing Co., Inc.	6,760	1,111,344
		2,194,992

Automotive Parts, Accessories, and Tire Retailers - 1.8%
O'Reilly Automotive, Inc. (a)	2,660	3,653,882

Bakeries and Tortilla Manufacturing - 0.1%
J & J Snack Foods Corp.	935	122,896

Basic Chemical Manufacturing - 2.0%
Linde PLC	8,565	4,000,283

Building Equipment Contractors - 1.3%
EMCOR Group, Inc.	6,470	2,645,648

Business Support Services - 0.3%
Uber Technologies, Inc. (a)	7,100	539,671

Clothing and Clothing Accessories Retailers - 2.2%
Boot Barn Holdings, Inc. (a)	1,200	146,916
Lululemon Athletica, Inc. (a)	750	274,208
Ross Stores, Inc.	21,535	3,021,791
TJX Cos., Inc.	7,600	948,176
		4,391,091

Communications Equipment Manufacturing - 8.4%
Apple, Inc.	65,370	15,809,081
QUALCOMM, Inc.	6,390	1,004,316
		16,813,397

Computer and Peripheral Equipment Manufacturing - 0.1%
Super Micro Computer, Inc. (a)	6,700	277,782

Computer Systems Design and Related Services - 6.8%
Alphabet, Inc. - Class A	41,350	7,041,078
Alphabet, Inc. - Class C	10,585	1,822,948
EPAM Systems, Inc. (a)	650	133,991
PDF Solutions, Inc. (a)	5,700	128,364
SAP SE - ADR	13,400	3,685,000
ServiceNow, Inc. (a)	755	701,969
		13,513,350

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.5%
Shopify, Inc. - Class A (a)	8,500	952,000

Cut and Sew Apparel Manufacturing - 0.2%
Cintas Corp.	1,700	352,750

Drugs and Druggists' Sundries Merchant Wholesalers - 0.3%
McKesson Corp.	1,075	688,280

Electric Power Generation, Transmission and Distribution - 0.3%
GE Vernova, Inc.	1,800	603,324

Footwear Manufacturing - 0.6%
NIKE, Inc. - Class B	13,000	1,032,590
Skechers USA, Inc. - Class A (a)	3,700	225,663
		1,258,253

Freight Transportation Arrangement - 0.2%
Expeditors International of Washington, Inc.	1,800	211,248
JB Hunt Transport Services, Inc.	1,630	262,740
		473,988

General Freight Trucking - 0.1%
Old Dominion Freight Line, Inc.	1,480	261,220

Household Appliance Manufacturing - 0.9%
A.O. Smith Corp.	6,400	425,472
SharkNinja, Inc. (a)	13,000	1,366,170
		1,791,642

Independent Artists, Writers, and Performers - 0.5%
Madison Square Garden Sports Corp. (a)	4,620	941,048

Industrial Machinery Manufacturing - 2.7%
Applied Materials, Inc.	4,800	758,736
ASML Holding NV	4,200	2,978,136
Axcelis Technologies, Inc. (a)	1,700	93,143
Kadant, Inc.	4,000	1,497,920
		5,327,935

Machinery, Equipment, and Supplies Merchant Wholesalers - 0.2%
Ferguson Enterprises, Inc.	2,000	355,000

Medical Equipment and Supplies Manufacturing - 3.3%
Boston Scientific Corp. (a)	10,000	1,037,900
Edwards Lifesciences Corp. (a)	4,450	318,709
Intuitive Surgical, Inc. (a)	1,480	848,262
Johnson & Johnson	24,850	4,100,747
ResMed, Inc.	1,155	269,716
		6,575,334

Metal Ore Mining - 1.4%
Agnico Eagle Mines Ltd.	14,400	1,386,432
Alamos Gold, Inc. - Class A	58,000	1,325,880
		2,712,312

Miscellaneous Durable Goods Merchant Wholesalers - 2.1%
Pool Corp.	7,357	2,552,879
Wheaton Precious Metals Corp.	25,000	1,723,000
		4,275,879

Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers - 0.7%
Copart, Inc. (a)	25,043	1,372,356

Motor Vehicle Manufacturing - 2.4%
Federal Signal Corp.	19,500	1,584,960
Tesla, Inc. (a)	10,620	3,111,448
		4,696,408

Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 1.4%
Danaher Corp.	12,300	2,555,448
Veralto Corp.	2,233	222,764
		2,778,212

Nursing Care Facilities (Skilled Nursing Facilities) - 0.1%
Ensign Group, Inc.	1,000	129,150

Offices of Real Estate Agents and Brokers - 0.4%
Landbridge Co. LLC - Class A	10,937	756,622

Oil and Gas Extraction - 3.9%
BHP Group Ltd. - ADR	27,100	1,313,808
EOG Resources, Inc.	6,070	770,526
Exxon Mobil Corp.	51,920	5,780,253
		7,864,587

Other Amusement and Recreation Industries - 0.4%
OneSpaWorld Holdings Ltd.	41,800	797,544

Other Fabricated Metal Product Manufacturing - 1.0%
Watts Water Technologies, Inc. - Class A	8,815	1,891,523

Other Financial Investment Activities - 0.1%
Chemed Corp.	400	240,320

Other General Purpose Machinery Manufacturing - 2.6%
Graco, Inc.	38,700	3,369,609
Mettler-Toledo International, Inc. (a)	410	521,815
Nordson Corp.	6,125	1,288,026
		5,179,450

Other Information Services - 4.2%
Meta Platforms, Inc. - Class A	12,450	8,319,090

Other Miscellaneous Manufacturing - 1.0%
YETI Holdings, Inc. (a)	57,000	2,031,480

Other Professional, Scientific, and Technical Services - 1.7%
Gartner, Inc. (a)	2,270	1,131,186
IDEXX Laboratories, Inc. (a)	5,300	2,316,683
		3,447,869

Petroleum and Coal Products Manufacturing - 1.5%
Chevron Corp.	19,200	3,045,504

Pharmaceutical and Medicine Manufacturing - 6.2%
Abbott Laboratories	16,300	2,249,563
Eli Lilly & Co.	3,340	3,074,904
Novo Nordisk AS - ADR	40,300	3,653,195
Regeneron Pharmaceuticals, Inc.	915	639,347
Roche Holding AG - ADR	49,000	2,045,260
Vertex Pharmaceuticals, Inc. (a)	1,300	623,727
		12,285,996

Plastics Product Manufacturing - 0.1%
AZEK Co., Inc. (a)	3,900	182,715

Residential Building Construction - 1.0%
Lennar Corp. - Class A	2,725	325,992
NVR, Inc. (a)	235	1,702,711
		2,028,703

Restaurants and Other Eating Places - 0.2%
Chipotle Mexican Grill, Inc. (a)	5,750	310,327

Rubber Product Manufacturing - 0.8%
West Pharmaceutical Services, Inc.	6,535	1,518,342

Sawmills and Wood Preservation - 1.6%
Louisiana-Pacific Corp.	16,700	1,664,489
UFP Industries, Inc.	13,900	1,487,300
		3,151,789

Scientific Research and Development Services - 0.2%
Marvell Technology, Inc.	5,000	459,100

Semiconductor and Other Electronic Component Manufacturing - 15.1%
Advanced Micro Devices, Inc. (a)	8,700	868,782
Analog Devices, Inc.	4,350	1,000,761
Broadcom, Inc.	19,435	3,875,922
FormFactor, Inc. (a)	16,700	556,110
Lam Research Corp.	12,400	951,576
Micron Technology, Inc.	11,200	1,048,656
Monolithic Power Systems, Inc.	350	213,853
NVIDIA Corp.	84,650	10,574,478
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	50,000	9,026,500
Texas Instruments, Inc.	8,800	1,724,712
Vertiv Holdings Co. - Class A	1,540	146,562
Vicor Corp. (a)	1,500	94,995
		30,082,907

Services to Buildings and Dwellings - 0.1%
Rollins, Inc.	3,300	172,887

Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 1.9%
Oil-Dri Corp. of America	2,894	127,654
Procter & Gamble Co.	20,565	3,575,020
		3,702,674

Software Publishers - 8.5%
Adobe, Inc. (a)	1,915	839,843
ANSYS, Inc. (a)	1,325	441,556
Cadence Design Sysaxtems, Inc. (a)	1,470	368,235
Microsoft Corp.	31,180	12,378,148
NEXTracker, Inc. - Class A (a)	4,100	180,482
Salesforce, Inc.	6,680	1,989,638
Tyler Technologies, Inc. (a)	1,300	790,959
		16,988,861

Support Activities for Mining - 0.4%
Rio Tinto PLC - ADR	13,100	793,336

Ventilation, Heating, Air-Conditioning, and Commercial Refrigeration Equipment Manufacturing - 1.7%
Lennox International, Inc.	4,895	2,942,140
Trane Technologies PLC	1,260	445,662
		3,387,802

Warehousing and Storage - 0.8%
Landstar System, Inc.	10,000	1,588,000

Water, Sewage and Other Systems - 1.6%
Texas Pacific Land Corp.	2,260	3,227,167
TOTAL COMMON STOCKS (Cost $141,731,164)		198,432,505

REAL ESTATE INVESTMENT TRUSTS - 0.0%(b)	Shares	Value
Business Support Services - 0.0%(b)
Millrose Properties, Inc. (a)	2,215	50,635
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $47,611)		50,635

TOTAL INVESTMENTS - 99.6% (Cost $141,778,775)		198,483,140
Other Assets in Excess of Liabilities - 0.4%		821,326
TOTAL NET ASSETS - 100.0%		$199,304,466
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

Iman Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$198,432,505	$–	$–	$198,432,505
Real Estate Investment Trusts	50,635	–	–	50,635
Total Investments	$198,483,140	$–	$–	$198,483,140

Refer to the Schedule of Investments for further disaggregation of investment categories.